UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-2125
EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997

(Address of principal executive offices)	(Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)
Registrant’s telephone number, including area code:
515/225-5400
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EquiTrust Series Fund, Inc.

Semi-Annual Report
January 31, 2011

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrustmutualfunds.com

This report is not to be distributed
unless preceded or accompanied
by a prospectus.

Shareholder Account Access
now available at
www.equitrustmutualfunds.com

737-027(11)

PRESIDENT’S LETTER

Dear Shareholders:

U.S. economic growth picked up its pace in the second half of the year, nearing 3% in the fourth quarter of 2010. The consumer has shown encouraging resilience in the past few months, while corporations continue to show strong export activity and investment in equipment. All contribute substantially to economic growth.

The housing sector remains weak, contributing little to growth. Supply far exceeds demand given the number of homes in or near foreclosure. Prices have begun falling once again after stabilizing somewhat following the end of the recent recession. Employment growth remains weak but is showing some signs of improvement. Still, the national unemployment rate hovers near 10%, and will likely fall only over a period of several years. This does not preclude continued expansion, but will certainly impact consumer sentiment and spending relative to an environment of lower unemployment.

Growth continues globally, as well, and emerging economies are enjoying growth in excess of that in developed countries. As a result, capital is flowing out of developed economies, seeking the higher growth opportunities in emerging economies. Concerns remain for Greece, Ireland and the euro zone’s other fiscally weak peripheral members. Policymakers in the euro zone have fashioned mechanisms to provide liquidity to countries facing fiscal crises, avoiding catastrophic melt-down in the near-term. Longer-term, the area likely faces deeper solvency issues among these weaker members that may require greater fiscal and political union.

During the six-month period ended January 31, 2011, stocks globally benefited from the actions of central banks and other financial authorities. Euro zone authorities stepped in with liquidity backstops for Greece and Ireland, while the Federal Reserve announced its intention to purchase U.S. Treasury securities under the plan nicknamed Quantitative Easing 2, or QE2. Both actions provided a lift to stocks, as did improving economic prospects. For the six-month period, the S&P 500 Composite Stock Index (the “S&P 500”) returned 17.93%.

In the fixed-income markets, returns were impacted by rising yields and falling bond prices. Treasury yields rose strongly in the last few months of the period as the U.S. economic outlook improved. The broad Barclays Capital U.S. Aggregate Index returned 0.20% for the period, reflecting that negative price return offset coupon return.

The markets appear to anticipate a period of favorable economic conditions globally. Risks remain, however, particularly as the euro zone deals with its weaker members. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

March 9, 2011

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

PORTFOLIO HOLDINGS
January 31, 2011

Value Growth Portfolio
by Industry Sector

High Grade Bond Portfolio
by Credit Quality and Type of Security**

Strategic Yield Portfolio
by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

PORTFOLIO HOLDINGS
January 31, 2011

Managed Portfolio
by Industry Sector

Money Market Portfolio
by Asset Type

Blue Chip Portfolio
by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

EXPENSE EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2010 and held until January 31, 2011.

Actual Expenses

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid	Annualized
	Value	Value	During Period (1)	Expense
Portfolio and Share Class	8/01/2010	1/31/2011	8/1/2010 - 1/31/2011	Ratio

Value Growth — Class A				1.45%
Actual	$1,000	$1,172.10	$7.98
Hypothetical (2)	$1,000	$1,017.65	$7.41

Value Growth — Class B				2.00%
Actual	$1,000	$1,169.30	$11.02
Hypothetical (2)	$1,000	$1,014.74	$10.23

Value Growth — Class I				0.77%
Actual	$1,000	$1,176.40	$4.25
Hypothetical (2)	$1,000	$1,021.10	$3.94

High Grade Bond — Class A				1.45%
Actual	$1,000	$1,001.80	$7.40
Hypothetical (2)	$1,000	$1,017.61	$7.45

High Grade Bond — Class B				2.24%
Actual	$1,000	$998.00	$11.36
Hypothetical (2)	$1,000	$1,013.63	$11.45

High Grade Bond — Class I				0.73%
Actual	$1,000	$1,005.20	$3.74
Hypothetical (2)	$1,000	$1,021.27	$3.77

Strategic Yield — Class A				1.75%
Actual	$1,000	$1,030.40	$9.05
Hypothetical (2)	$1,000	$1,016.09	$8.98

Strategic Yield — Class B				2.23%
Actual	$1,000	$1,027.80	$11.50
Hypothetical (2)	$1,000	$1,013.66	$11.42

Strategic Yield — Class I				0.94%
Actual	$1,000	$1,034.60	$4.85
Hypothetical (2)	$1,000	$1,020.23	$4.81

Managed — Class A				1.61%
Actual	$1,000	$1,114.60	$8.67
Hypothetical (2)	$1,000	$1,016.80	$8.27

Managed — Class B				2.10%
Actual	$1,000	$1,111.40	$11.24
Hypothetical (2)	$1,000	$1,014.35	$10.72

Managed — Class I				0.90%
Actual	$1,000	$1,118.70	$4.84
Hypothetical (2)	$1,000	$1,020.43	$4.62

Money Market — Class A				0.00%
Actual	$1,000	$1,000.70	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Money Market — Class B				0.00%
Actual	$1,000	$1,000.70	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Money Market — Class I				0.00%
Actual	$1,000	$1,000.70	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Blue Chip — Class A				1.34%
Actual	$1,000	$1,128.30	$7.26
Hypothetical (2)	$1,000	$1,018.18	$6.89

Blue Chip — Class B				2.15%
Actual	$1,000	$1,124.00	$11.58
Hypothetical (2)	$1,000	$1,014.09	$10.98

Blue Chip — Class I				0.52%
Actual	$1,000	$1,132.80	$2.80
Hypothetical (2)	$1,000	$1,022.37	$2.66

(1)	Expenses are equal to the Annualized Expense Ratio, net of any waivers or reimbursements, as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 185 days and divided by 364 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2011
(Unaudited)

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (cost—$55,347,479; $15,308,750; $12,290,982; $32,804,522; $6,975,272; and $30,976,251, respectively)	$62,614,768	$15,850,236	$12,758,490	$39,437,973	$6,975,272	$45,760,264
Cash	—	—	—	—	238,724	—
Receivables:
Accrued dividends and interest	42,205	137,858	185,486	66,549	45	65,793
Fund shares sold	8,706	3,832	14,081	18,913	525	16,468
Prepaid expense and other assets	209	54	46	138	29	159

Total Assets	62,665,888	15,991,980	12,958,103	39,523,573	7,214,595	45,842,684

LIABILITIES
Payables:
EquiTrust Investment Management Services, Inc.	33,005	6,099	6,351	23,680	5,862	33,902
Fund shares redeemed	7,643	28,827	—	31,566	9,061	3,229
Dividends	—	1,764	6,062	—	275	—
Accrued expenses	5,477	4,133	3,985	5,182	3,355	4,875

Total Liabilities	46,125	40,823	16,398	60,428	18,553	42,006

NET ASSETS	$62,619,763	$15,951,157	$12,941,705	$39,463,145	$7,196,042	$45,800,678

ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$4,221	$1,497	$1,374	$2,637	$7,195	$1,149
Paid-in capital	63,286,528	15,426,690	13,921,945	35,133,914	7,188,847	30,650,288
Accumulated undistributed net investment income	119,995	—	—	96,069	—	306,197
Accumulated undistributed net realized gain (loss) from investment transactions	(8,058,270)	(18,516)	(1,449,122)	(2,402,926)	—	59,031
Net unrealized appreciation of investments	7,267,289	541,486	467,508	6,633,451	—	14,784,013

NET ASSETS	$62,619,763	$15,951,157	$12,941,705	$39,463,145	$7,196,042	$45,800,678

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2011
(Unaudited)

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

NET ASSET VALUE PER SHARE
Class A: Net Assets	$49,058,217	$8,613,821	$6,389,256	$28,218,679	$647,963	$31,006,550
Shares issued and outstanding	3,313,047	808,505	677,527	1,887,227	647,963	778,208
Net asset value and redemption price per share	$14.81	$10.65	$9.43	$14.95	$1.00	$39.84

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$15.71	$11.06	$9.80	$15.86	$1.00	$42.27

Class B: Net Assets	$2,053,464	$277,569	$311,919	$1,288,694	$108,964	$1,936,537
Shares issued and outstanding	138,961	26,077	33,083	86,373	108,964	48,777
Net asset value per share	$14.78	$10.64	$9.43	$14.92	$1.00	$39.70

Class I: Net Assets	$11,508,082	$7,059,767	$6,240,530	$9,955,772	$6,439,115	$12,857,591
Shares issued and outstanding	766,744	661,993	662,173	661,063	6,439,115	319,573
Net asset value per share	$15.01	$10.66	$9.42	$15.06	$1.00	$40.23

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
Six Months Ended January 31, 2011
(Unaudited)

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends	$560,498	$—	$7,750	$318,256	$—	$560,585
Interest	855	374,320	390,801	178,054	5,424	78
Less foreign tax withholding	(1,492)	—	—	(1,231)	—	—

Total Investment Income	559,861	374,320	398,551	495,079	5,424	560,663
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	148,147	34,114	35,431	114,819	9,592	55,329
Transfer and dividend disbursing agent fees	66,754	12,613	13,521	47,960	9,399	68,596
Distribution fees	64,201	11,957	9,176	38,298	1,329	43,341
Administrative service fees	60,900	11,457	8,587	36,168	1,105	40,048
Accounting fees	14,815	4,264	3,221	9,568	1,918	11,066
Custodian fees	7,739	4,140	3,260	6,570	4,296	6,429
Professional fees	11,249	3,088	2,361	7,188	1,392	8,329
Directors’ fees and expenses	7,737	2,303	1,724	5,048	1,057	5,857
Reports to shareholders	6,729	1,842	1,406	4,304	848	4,947
Registration fees	5,179	4,262	4,236	4,741	5,169	4,922
Miscellaneous	10,190	7,525	7,589	9,105	5,525	9,002

Total Expenses	403,640	97,565	90,512	283,769	41,630	257,866
Waiver of fees	—	—	—	—	(40,051)	—
Expense reimbursement	(5,113)	(801)	(1,297)	(5,114)	(1,579)	(3,390)
Fees paid indirectly	(17)	(5)	(4)	(11)	(2)	(13)

Net Expenses	398,510	96,759	89,211	278,644	(2)	254,463

Net Investment Income	161,351	277,561	309,340	216,435	5,426	306,200
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	63,044	(16)	2,189	36,369	—	878,141
Change in unrealized appreciation (depreciation) of investments	9,079,093	(220,711)	92,664	3,853,811	—	4,148,313

Net Gain (Loss) on Investments	9,142,137	(220,727)	94,853	3,890,180	—	5,026,454

Net Increase in Net Assets Resulting from Operations	$9,303,488	$56,834	$404,193	$4,106,615	$5,426	$5,332,654

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth		High Grade Bond		Strategic Yield
	Portfolio		Portfolio		Portfolio
	Six Months Ended		Six Months Ended		Six Months Ended
	January 31, 2011	Year Ended	January 31, 2011	Year Ended	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010	(Unaudited)	July 31, 2010	(Unaudited)	July 31, 2010

OPERATIONS
Net investment income	$161,351	$272,213	$277,561	$540,929	$309,340	$604,760
Net realized gain (loss) from investment transactions	63,044	884,684	(16)	(28,815)	2,189	14,714
Change in unrealized appreciation (depreciation) of investments	9,079,093	4,862,958	(220,711)	1,186,562	92,664	1,365,956
Net Increase in Net Assets Resulting from Operations	9,303,488	6,019,855	56,834	1,698,676	404,193	1,985,430

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(208,921)	(277,942)	(128,398)	(263,406)	(145,262)	(298,282)
Class B	—	(7,601)	(3,125)	(11,478)	(6,254)	(22,262)
Class I	(104,426)	(112,582)	(140,856)	(259,177)	(157,824)	(284,651)
Net realized gain from investment transactions:
Class A	—	—	(858)	(6,052)	—	—
Class B	—	—	(28)	(299)	—	—
Class I	—	—	(712)	(4,953)	—	—

Total Dividends and Distributions	(313,347)	(398,125)	(273,977)	(545,365)	(309,340)	(605,195)
CAPITAL SHARE TRANSACTIONS	(1,227,783)	(3,907,438)	(381,979)	1,212,870	231,024	281,144

Total Increase (Decrease) in Net Assets	7,762,358	1,714,292	(599,122)	2,366,181	325,877	1,661,379

NET ASSETS
Beginning of period	54,857,405	53,143,113	16,550,279	14,184,098	12,615,828	10,954,449

End of period (including accumulated undistributed net investment income as set forth below)	$62,619,763	$54,857,405	$15,951,157	$16,550,279	$12,941,705	$12,615,828

Accumulated Undistributed Net Investment Income	$119,995	$271,991	$—	$—	$—	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed		Money Market		Blue Chip
	Portfolio		Portfolio		Portfolio
	Six Months Ended		Six Months Ended		Six Months Ended
	January 31, 2011	Year Ended	January 31, 2011	Year Ended	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010	(Unaudited)	July 31, 2010	(Unaudited)	July 31, 2010

OPERATIONS
Net investment income	$216,435	$471,317	$5,426	$7,323	$306,200	$721,833
Net realized gain (loss) from investment transactions	36,369	(115,519)	—	—	878,141	882,696
Change in unrealized appreciation (depreciation) of investments	3,853,811	3,696,693	—	—	4,148,313	3,437,857
Net Increase in Net Assets Resulting from Operations	4,106,615	4,052,491	5,426	7,323	5,332,654	5,042,386

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(94,010)	(354,204)	(537)	(741)	(442,120)	(423,497)
Class B	(2,301)	(18,335)	(89)	(144)	(18,105)	(35,482)
Class I	(52,036)	(179,412)	(4,800)	(6,438)	(261,087)	(237,474)
Net realized gain from investment transactions:
Class A	—	—	—	—	(298,211)	—
Class B	—	—	—	—	(18,846)	—
Class I	—	—	—	—	(119,639)	—

Total Dividends and Distributions	(148,347)	(551,951)	(5,426)	(7,323)	(1,158,008)	(696,453)
CAPITAL SHARE TRANSACTIONS	(1,070,938)	(2,116,697)	(884,951)	4,308,571	(684,647)	(2,300,958)

Total Increase (Decrease) in Net Assets	2,887,330	1,383,843	(884,951)	4,308,571	3,489,999	2,044,975

NET ASSETS
Beginning of period	36,575,815	35,191,972	8,080,993	3,772,422	42,310,679	40,265,704

End of period (including accumulated undistributed net investment income as set forth below)	$39,463,145	$36,575,815	$7,196,042	$8,080,993	$45,800,678	$42,310,679

Accumulated Undistributed Net Investment Income	$96,069	$30,356	$—	$—	$306,197	$721,309

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
January 31, 2011
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (98.71%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.28%)
AutoZone, Inc. (1)	3,000	$760,590
O’Reilly Automotive, Inc. (1)	11,800	670,594

		1,431,184
BUSINESS SERVICES (8.40%)
Adobe Systems Inc. (1)	10,900	360,245
Automatic Data Processing, Inc.	7,600	364,040
eBay Inc. (1)	13,555	411,530
ManTech International Corp.-Series A (1)	6,500	261,333
Microsoft Corp.	59,753	1,656,652
NCI, Inc.-Class A (1)	6,600	138,600
Oracle Corp.	45,090	1,444,233
Symantec Corp. (1)	35,583	626,617

		5,263,250
CHEMICALS AND ALLIED PRODUCTS (11.77%)
Abbott Laboratories	9,450	426,762
Amgen Inc. (1)	7,590	418,057
Colgate-Palmolive Co.	3,325	255,260
Dow Chemical Co. (The)	4,890	173,497
E. I. du Pont de Nemours and Co.	17,765	900,330
Johnson & Johnson	18,739	1,120,030
Merck & Co., Inc.	11,499	381,422
Mylan Inc. (1)	11,670	270,277
Myriad Genetics, Inc. (1)	18,900	377,244
Pfizer Inc.	50,574	921,458
Procter & Gamble Co. (The)	20,950	1,322,574
Teva Pharmaceutical Industries, Ltd.	10,334	564,753
United Therapeutics Corp. (1)	3,500	237,930

		7,369,594
COMMUNICATIONS (3.01%)
AT&T Inc.	20,105	553,290
Comcast Corp.-Class A	16,137	367,117
DIRECTV-Class A (1)	7,700	326,403
Frontier Communications Corp.	4,049	37,129
Verizon Communications Inc.	16,870	600,909

		1,884,848
DEPOSITORY INSTITUTIONS (3.61%)
Bank of America Corp.	18,272	250,875
Bank of New York Mellon Corp. (The)	7,827	244,437
JPMorgan Chase & Co.	7,200	323,568
New York Community Bancorp, Inc.	29,770	545,386
Northern Trust Corp.	7,600	395,048
U.S. Bancorp	10,922	294,894
Wells Fargo & Co.	2,373	76,933
Wilshire Bancorp, Inc.	20,100	129,042

		2,260,183
EATING AND DRINKING PLACES (0.28%)
McDonald’s Corp.	2,400	176,808
ELECTRIC, GAS AND SANITARY SERVICES (4.04%)
Atmos Energy Corp.	15,103	492,358
CMS Energy Corp.	31,400	612,300
Integrys Energy Group, Inc.	11,392	542,145
Pepco Holdings, Inc.	13,530	251,252
Pinnacle West Capital Corp.	9,900	403,029
Waste Management, Inc.	6,000	227,220

		2,528,304
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.15%)
BigBand Networks, Inc. (1)	47,000	124,550
Cisco Systems, Inc. (1)	50,200	1,061,730
General Electric Co.	74,125	1,492,878
Helen of Troy Ltd. (1)	12,088	339,310
Intel Corp.	25,100	538,646
QUALCOMM Inc.	5,400	292,302

		3,849,416
FABRICATED METAL PRODUCTS (1.14%)
Illinois Tool Works Inc.	13,310	711,952
FOOD AND KINDRED PRODUCTS (3.14%)
Campbell Soup Co.	7,600	259,464
Coca-Cola Co. (The)	7,660	481,431
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	332,556
H.J. Heinz Co.	5,500	261,250
Kraft Foods Inc.	9,600	293,472
PepsiCo, Inc.	5,235	336,663

		1,964,836
GENERAL MERCHANDISE STORES (2.44%)
Target Corp.	10,180	558,169
Wal-Mart Stores, Inc.	17,335	971,973

		1,530,142
HEAVY CONSTRUCTION (0.25%)
Orion Marine Group, Inc. (1)	13,500	158,220
HOLDING AND OTHER INVESTMENT OFFICES (2.42%)
Adams Express Co. (The)	35,834	397,041

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)
HOLDING AND OTHER INVESTMENT OFFICES (continued)

H&Q Life Sciences Investors	52,610	$603,958
ProShares UltraShort
20+Year Treasury (1)	7,700	300,685
Redwood Trust, Inc.	14,500	217,065

		1,518,749
INDUSTRIAL MACHINERY AND EQUIPMENT (7.19%)
3M Co.	7,060	620,715
Apple Inc. (1)	3,900	1,323,348
Baker Hughes Inc.	6,300	431,613
EMC Corp. (1)	67,200	1,672,608
Hewlett-Packard Co.	5,870	268,200
Super Micro Computer, Inc. (1)	13,100	184,383

		4,500,867
INSTRUMENTS AND RELATED PRODUCTS (4.11%)
Agilent Technologies, Inc. (1)	12,000	501,960
Becton, Dickinson and Co.	6,346	526,401
Bio-Rad Laboratories, Inc.-Class A (1)	3,600	391,968
Danaher Corp.	5,800	267,148
Mettler-Toledo International Inc. (1)	3,700	552,003
Stryker Corp.	5,770	332,121

		2,571,601
INSURANCE AGENTS, BROKERS AND SERVICE (0.70%)
Arthur J. Gallagher & Co.	14,850	440,748
INSURANCE CARRIERS (6.35%)
Allstate Corp. (The)	6,225	193,847
American Equity Investment Life Holding Co.	34,900	442,532
CIGNA Corp.	11,400	479,028
CNO Financial Group, Inc. (1)	55,800	353,214
EMC Insurance Group Inc.	15,791	354,824
Hartford Financial Services Group, Inc. (The)	12,300	341,694
Kansas City Life Insurance Co.	10,700	337,585
Lincoln National Corp.	12,500	360,500
MetLife, Inc.	10,170	465,481
Protective Life Corp.	23,400	645,138

		3,973,843
LEGAL SERVICES (0.80%)
FTI Consulting, Inc. (1)	13,800	503,286
METAL MINING (3.89%)
Agnico-Eagle Mines Ltd.	2,300	157,412
Barrick Gold Corp.	31,792	1,510,438
Newmont Mining Corp.	14,000	770,980

		2,438,830
MISCELLANEOUS RETAIL STORES (2.62%)
Cash America International, Inc.	14,300	575,289
EZCORP, Inc. (1)	31,200	839,280
GameStop Corp.-Class A (1)	10,600	223,342

		1,637,911
MOTION PICTURES (0.56%)
Time Warner Inc.	11,196	352,114
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.80%)
United Parcel Service, Inc.-Class B	7,005	501,698
OIL AND GAS EXTRACTION (7.21%)
Anadarko Petroleum Corp.	10,200	786,216
Apache Corp.	3,600	429,696
Devon Energy Corp.	5,400	478,926
Helmerich & Payne, Inc.	15,200	892,696
Noble Corp.	5,900	225,675
Occidental Petroleum Corp.	9,830	950,364
Rowan Companies, Inc. (1)	11,200	383,936
Transocean Ltd. (1)	4,600	367,678

		4,515,187
PAPER AND ALLIED PRODUCTS (0.49%)
Kimberly-Clark Corp.	4,700	304,231
PETROLEUM AND COAL PRODUCTS (4.76%)
Chevron Corp.	15,500	1,471,415
ConocoPhillips	12,228	873,813
Exxon Mobil Corp.	5,600	451,808
Valero Energy Corp.	7,200	182,592

		2,979,628
RAILROAD TRANSPORTATION (0.56%)
Union Pacific Corp.	3,720	352,024
RETAIL-DRUG AND PROPRIETARY STORES (0.45%)
Walgreen Co.	6,900	279,036
RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.64%)
Bed Bath & Beyond Inc. (1)	8,390	402,720
SECURITY AND COMMODITY BROKERS (2.20%)
BGC Partners, Inc.-Class A	75,600	612,360
Investment Technology Group, Inc. (1)	10,500	193,515
SEI Investments Co.	24,650	570,648

		1,376,523

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.75%)
Quest Diagnostics Inc.	8,200	$466,990
TOBACCO PRODUCTS (1.11%)
Philip Morris International Inc.	12,145	695,180
TRANSPORTATION EQUIPMENT (3.97%)
Federal Signal Corp.	17,200	119,712
Genuine Parts Co.	6,800	351,900
Honeywell International Inc.	20,860	1,168,368
ITT Corp.	14,340	844,912

		2,484,892
WHOLESALE TRADE — NONDURABLE GOODS (0.62%)
Sysco Corp.	13,235	385,668

Total Common Stocks (Cost $54,543,174)		61,810,463
SHORT-TERM INVESTMENTS (1.28%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $804,305)	804,305	804,305

Total Short-Term Investments (Cost $804,305)		804,305

Total Investments (99.99%) (Cost $55,347,479)		62,614,768
OTHER ASSETS LESS LIABILITIES (0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		4,995

Total Net Assets (100.00%)		$62,619,763

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
January 31, 2011
(Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS (52.75%)
CHEMICALS AND ALLIED PRODUCTS (10.25%)
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$500,000	$522,750
Merck & Co. Inc., 5.00%, due 06/30/19	500,000	547,575
Pfizer Inc., 5.35%, due 03/15/15	500,000	563,770

		1,634,095
DEPOSITORY INSTITUTIONS (6.52%)
Comerica Bank, 5.20%, due 08/22/17	300,000	311,205
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	325,548
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	403,118
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	313

		1,040,184
ELECTRIC, GAS AND SANITARY SERVICES (21.69%)
Duke Energy Indiana, Inc., 6.12%, due 10/15/35	427,000	444,127
Entergy Louisiana, LLC, 5.40%, due 11/01/24	513,000	559,652
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	400,000	415,092
NorthWestern Corp., 6.34%, due 04/01/19	300,000	329,727
Oglethorpe Power Corp., 6.974%, due 06/30/11	45,000	45,847
PacifiCorp, 6.90%, due 11/15/11	500,000	524,445
Public Service of Colorado, 5.125%, due 06/01/19	500,000	543,020
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	597,110

		3,459,020
FOOD AND KINDRED PRODUCTS (2.21%)
Archer-Daniels-Midland Co., 5.935%, due 10/01/32	330,000	353,021
HOLDING AND OTHER INVESTMENT OFFICES (1.96%)
CommonWealth REIT, 6.25%, due 06/15/17	300,000	313,002
INSURANCE CARRIERS (5.60%)
MetLife, Inc., 4.75%, due 02/08/21	300,000	307,089
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	281,743
SunAmerica Inc., 8.125%, due 04/28/23	300,000	304,518

		893,350
PETROLEUM & COAL PRODUCTS (2.29%)
ConocoPhillips Holding Co., 6.95%, due 04/15/29	300,000	365,496
TRANSPORTATION — BY AIR (2.23%)
Continental Airlines, Inc., Pass- Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	332,353	355,774

Total Corporate Bonds (Cost $8,272,232)		8,413,942
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (3.17%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.04%, due 08/01/39 (Cost $495,782)	500,000	505,616
MORTGAGE-BACKED SECURITIES (31.18%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (5.63%)
3023 Class TG, 5.50%, due 08/01/35	35,688	35,852
3051 Class MY, 5.50%, due 10/01/25	400,000	428,344
Pool # A53146, 5.50%, due 10/01/36	92,923	99,337
Pool # A69436, 6.00%, due 12/01/37	146,936	159,718
Pool # G02562, 6.00%, due 01/01/37	160,436	174,740

		897,991
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.86%)
Pool # 257306, 5.50%, due 08/01/38	503,964	539,009
Pool # 906224, 5.50%, due 01/01/37	220,492	236,271

		775,280
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (20.69%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	548,345
Pool # 1512, 7.50%, due 12/01/23	14,417	16,868

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

Pool # 2631, 7.00%, due 08/01/28	$9,501	$11,110
Pool # 2658, 6.50%, due 10/01/28	23,521	26,486
Pool # 2698, 5.50%, due 01/01/29	35,363	38,362
Pool # 2701, 6.50%, due 01/01/29	27,609	31,090
Pool # 2796, 7.00%, due 08/01/29	10,434	12,213
Pool # 3039, 6.50%, due 02/01/31	2,711	3,053
Pool # 3188, 6.50%, due 01/01/32	29,099	32,757
Pool # 3239, 6.50%, due 05/01/32	19,527	21,982
Pool # 3261, 6.50%, due 07/01/32	20,685	23,285
Pool # 3320, 5.50%, due 12/01/32	203,404	220,444
Pool # 3333, 5.50%, due 01/01/33	140,348	152,057
Pool # 3375, 5.50%, due 04/01/33	43,412	47,034
Pool # 3390, 5.50%, due 05/01/33	201,311	218,108
Pool # 3403, 5.50%, due 06/01/33	229,501	248,649
Pool # 3458, 5.00%, due 10/01/33	330,431	353,460
Pool # 3499, 5.00%, due 01/01/34	154,129	164,705
Pool # 3556, 5.50%, due 05/01/34	117,599	127,228
Pool # 3623, 5.00%, due 10/01/34	373,309	398,924
Pool # 22630, 6.50%, due 08/01/28	11,628	13,094
Pool # 643816, 6.00%, due 07/01/25	161,596	178,377
Pool # 704189, 5.50%, due 01/01/39	214,361	231,847
Pool # 782604, 5.50%, due 03/01/39	167,620	181,293

		3,300,771

Total Mortgage-Backed Securities (Cost $4,584,100)		4,974,042
SHORT-TERM INVESTMENTS (12.27%)
COMMERCIAL PAPER (2.51%) NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., 0.21%, due 03/28/11 (Cost $400,000)	400,000	400,000
UNITED STATES GOVERNMENT AGENCIES (7.21%)
Federal Home Loan Bank, due 02/14/11	400,000	399,981
Federal Home Loan Bank, due 03/16/11	300,000	299,950
Federal National Mortgage Assoc., due 03/07/11	450,000	449,951

Total United States Government Agencies (Cost $1,149,882)		1,149,882
	Shares
	Held

MONEY MARKET MUTUAL FUND (2.55%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $406,754)	406,754	406,754

Total Short-Term Investments (Cost $1,956,636)		1,956,636

Total Investments (99.37%) (Cost $15,308,750)		15,850,236
OTHER ASSETS LESS LIABILITIES (0.63%)
Cash, receivables, prepaid expense and other assets, less liabilities		100,921

Total Net Assets (100.00%)		$15,951,157

(1)	Restricted Securities — securities exempt from registration under Rule 144A of the Securities Act of 1933:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 01/31/11, the carrying value of each unit was 80.624, representing $403,118 or 2.53% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
January 31, 2011
(Unaudited)

	Shares
	Held	Value

PREFERRED STOCKS (1.56%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$202,160
	Principal
	Amount

CORPORATE BONDS (82.29%)
APPAREL AND ACCESSORY STORES (4.67%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	604,500
CHEMICALS AND ALLIED PRODUCTS (3.90%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	314,855
NOVA Chemicals, Corp., 7.875%, due 09/15/25	200,000	190,000

		504,855
COMMUNICATIONS (1.95%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	252,520
DEPOSITORY INSTITUTIONS (3.11%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	403,119
ELECTRIC, GAS AND SANITARY SERVICES (11.59%)
Avista Corp., 5.95%, due 06/01/18	300,000	326,805
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	490,553	516,660
Entergy Gulf States Inc., 6.18%, due 03/01/35	300,000	274,947
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	238,844
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	142,334	142,833

		1,500,089
FABRICATED METAL PRODUCTS (4.81%)
Valmont Industries, Inc., 6.625%, due 04/20/20	600,000	622,278
FOOD AND KINDRED PRODUCTS (4.57%)
Bunge Ltd. Finance Corp., 8.50%, due 06/15/19	500,000	590,875
FOOD STORES (2.63%)
Safeway Inc., 7.45%, due 09/15/27	300,000	339,947
FURNITURE AND FIXTURES (1.59%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	205,478
HOLDING AND OTHER INVESTMENT OFFICES (14.97%)
CommonWealth REIT, 6.25%, due 08/15/16	425,000	454,550
First Industrial, L.P., 7.60%, due 07/15/28	300,000	283,959
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	236,588
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	394,831
Realty Income Corp., 6.75%, due 08/15/19	500,000	567,465

		1,937,393
INSURANCE CARRIERS (2.56%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	331,338
METAL MINING (4.32%)
Freeport-McMoRan Copper & Gold Inc., 8.375%, due 04/01/17	500,000	559,295
OIL & GAS EXTRACTION (5.91%)
Nabors Industries, Inc., 9.25%, due 01/15/19	300,000	372,699
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	392,648

		765,347
PIPELINES (3.63%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	469,932
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.66%)
Owens Corning, 9.00%, due 06/15/19	400,000	473,272
TRANSPORTATION — BY AIR (1.88%)
Continental Airlines, Inc. Pass- Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	232,797	243,075
WATER TRANSPORTATION (6.54%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	429,836

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
WATER TRANSPORTATION (continued)

Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	$478,471	$417,045

		846,881

Total Corporate Bonds (Cost $10,212,339)		10,650,194
MORTGAGE-BACKED SECURITIES (2.90%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	53,532	53,778
3051 Class MY, 5.50%, due 10/01/25	300,000	321,258

Total Mortgage-Backed Securities (Cost $347,543)		375,036
SHORT-TERM INVESTMENTS (11.83%)
UNITED STATES GOVERNMENT AGENCIES (5.80%)
Federal Home Loan Bank, due 02/18/11	350,000	349,980
Federal National Mortgage Assoc., due 03/07/11	400,000	399,962

Total United States Government Agencies (Cost $749,942)		749,942
UNITED STATES TREASURY OBLIGATIONS (2.70%)
U.S. Treasury Bills, due 03/24/11 (Cost $349,938)	350,000	349,938
	Shares
	Held	Value

MONEY MARKET MUTUAL FUND (3.33%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $431,220)	431,220	$431,220

Total Short-Term Investments (Cost $1,531,100)		1,531,100

Total Investments (98.58%) (Cost $12,290,982)		12,758,490
OTHER ASSETS LESS LIABILITIES (1.42%)
Cash, receivables, prepaid expense and other assets, less liabilities		183,215

Total Net Assets (100.00%)		$12,941,705

(1)	Restricted Securities — securities exempt from registration under Rule 144A of the Securities Act of 1933:
PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 01/31/11, the carrying value of each unit was 80.624, representing $403,119 or 3.11% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 01/31/11, the carrying value of each unit was 87.162, representing $417,045 or 3.22% of total net assets.
As of 01/31/11, the carrying value of all restricted securities was $820,164 or 6.33% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
January 31, 2011
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (76.08%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.56%)
AutoZone, Inc. (1)	1,300	$329,589
O’Reilly Automotive, Inc. (1)	5,000	284,150

		613,739
BUSINESS SERVICES (3.55%)
Automatic Data Processing, Inc.	4,500	215,550
eBay Inc. (1)	4,000	121,440
Microsoft Corp.	25,100	695,897
Oracle Corp.	11,520	368,986

		1,401,873
CHEMICALS AND ALLIED PRODUCTS (10.04%)
Abbott Laboratories	8,400	379,344
Amgen Inc. (1)	1,900	104,652
Colgate-Palmolive Co.	2,135	163,904
Dow Chemical Co. (The)	6,040	214,299
E. I. du Pont de Nemours and Co.	12,405	628,685
Johnson & Johnson	12,603	753,281
Merck & Co., Inc.	5,593	185,520
Mylan Inc. (1)	8,595	199,060
Pfizer Inc.	30,822	561,577
Procter & Gamble Co. (The)	8,005	505,356
Teva Pharmaceutical Industries Ltd.	4,892	267,348

		3,963,026
COMMUNICATIONS (1.75%)
AT&T Inc.	5,895	162,230
Comcast Corp.-Class A	7,203	163,868
Frontier Communications Corp.	2,307	21,155
Verizon Communications Inc.	9,615	342,486

		689,739
DEPOSITORY INSTITUTIONS (3.37%)
Bank of America Corp.	8,047	110,485
Bank of New York Mellon Corp. (The)	5,754	179,697
JPMorgan Chase & Co.	4,900	220,206
New York Community Bancorp, Inc.	19,030	348,630
Northern Trust Corp.	5,050	262,499
U.S. Bancorp	6,272	169,344
Wells Fargo & Co.	1,241	40,233

		1,331,094
ELECTRIC, GAS AND SANITARY SERVICES (6.27%)
Atmos Energy Corp.	12,783	416,726
Integrys Energy Group, Inc.	6,758	321,613
Pepco Holdings, Inc.	8,375	155,524
Pinnacle West Capital Corp.	11,400	464,094
Tortoise Energy Capital Corp.	30,137	844,137
Waste Management, Inc.	7,200	272,664

		2,474,758
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.03%)
Cisco Systems, Inc. (1)	16,200	342,630
General Electric Co.	53,735	1,082,223
Helen of Troy Ltd. (1)	6,813	191,241
Intel Corp.	17,200	369,112

		1,985,206
FABRICATED METAL PRODUCTS (0.70%)
Illinois Tool Works Inc.	5,175	276,811
FOOD AND KINDRED PRODUCTS (3.20%)
Campbell Soup Co.	5,000	170,700
Coca-Cola Co. (The)	5,440	341,904
Diageo plc	2,800	215,040
Kraft Foods Inc.	5,737	175,380
PepsiCo, Inc.	5,615	361,101

		1,264,125
GENERAL MERCHANDISE STORES (1.78%)
Target Corp.	2,440	133,785
Wal-Mart Stores, Inc.	10,115	567,148

		700,933
HOLDING AND OTHER INVESTMENT OFFICES (0.70%)
H&Q Life Sciences Investors	11,173	128,267
Redwood Trust, Inc.	9,900	148,203

		276,470
INDUSTRIAL MACHINERY & EQUIPMENT (5.17%)
3M Co.	3,055	268,596
Apple Inc. (1)	1,800	610,776
Baker Hughes Inc.	3,600	246,636
EMC Corp. (1)	14,400	358,416
Hewlett-Packard Co.	2,530	115,596
Ingersoll-Rand plc	9,341	440,895

		2,040,915
INSTRUMENTS AND RELATED PRODUCTS (0.92%)
Becton, Dickinson and Co.	3,137	260,214
Stryker Corp.	1,795	103,320

		363,534

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

INSURANCE AGENTS, BROKERS AND SERVICE (0.65%)
Arthur J. Gallagher & Co.	8,605	$255,396
INSURANCE CARRIERS (5.83%)
Allstate Corp. (The)	3,635	113,194
CNO Financial Group, Inc. (1)	35,600	225,348
EMC Insurance Group Inc.	20,429	459,040
Hartford Financial Services Group, Inc. (The)	7,900	219,462
Kansas City Life Insurance Co.	6,900	217,695
Lincoln National Corp.	8,000	230,720
MetLife, Inc.	5,600	256,312
Old Republic International Corp.	13,400	163,882
Protective Life Corp.	15,100	416,307

		2,301,960
LEGAL SERVICES (0.41%)
FTI Consulting, Inc. (1)	4,400	160,468
METAL MINING (4.70%)
Barrick Gold Corp.	29,624	1,407,436
Newmont Mining Corp.	8,100	446,067

		1,853,503
MISCELLANEOUS RETAIL STORES (1.53%)
Cash America International, Inc.	6,100	245,403
EZCORP, Inc. (1)	13,300	357,770

		603,173
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.62%)
United Parcel Service, Inc.-Class B	3,405	243,866
OIL AND GAS EXTRACTION (5.90%)
Anadarko Petroleum Corp.	5,700	439,356
Apache Corp.	2,000	238,720
Devon Energy Corp.	3,100	274,939
Occidental Petroleum Corp.	11,030	1,066,380
Rowan Companies, Inc. (1)	9,000	308,520

		2,327,915
PAPER AND ALLIED PRODUCTS (0.49%)
Kimberly-Clark Corp.	2,975	192,572
PETROLEUM AND COAL PRODUCTS (2.50%)
ConocoPhillips	8,225	587,759
Exxon Mobil Corp.	3,300	266,244
Valero Energy Corp.	5,200	131,872

		985,875
PIPELINES (2.55%)
Kinder Morgan Management, LLC (1)	15,675	1,004,454
RETAIL-DRUG AND PROPRIETARY STORES (0.32%)
Walgreen Co.	3,100	125,364
SECURITY AND COMMODITY BROKERS (1.05%)
BGC Partners, Inc.-Class A	51,400	416,340
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.85%)
Quest Diagnostics Inc.	5,900	336,005
TOBACCO PRODUCTS (0.88%)
Philip Morris International Inc.	6,050	346,302
TRANSPORTATION EQUIPMENT (3.21%)
Federal Signal Corp.	16,200	112,752
Genuine Parts Co.	5,300	274,275
Honeywell International Inc.	8,065	451,721
ITT Corp.	7,280	428,938

		1,267,686
WHOLESALE TRADE-NONDURABLE GOODS (0.55%)
Sysco Corp.	7,485	218,113

Total Common Stocks (Cost $23,930,811)		30,021,215
	Principal
	Amount

MORTGAGE-BACKED SECURITIES (16.69%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,370,863
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,636,221
2003-71 Class AK, 5.00%, due 09/01/29	228,354	230,737
2003-116 Class JC, 5.00%, due 05/01/30	440,000	448,078
2004-22 Class BK, 3.47%, due 04/01/34	8,443	8,449
2004-26 Class GC, 5.00%, due 06/01/31	649,903	681,431
2004-76 Class VG, 5.00%, due 09/01/23	223,782	225,661
2004-89 Class KC, 4.00%, due 10/01/34	114,310	117,622
2004-109 Class WE, 5.00%, due 05/01/33	522,000	562,158

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

2005-44 Class KC, 5.00%, due 04/01/31	$259,339	$267,216
2006-38 Class OG, 5.00%, due 06/01/36	650,000	698,429
Pool # 2796, 7.00%, due 08/01/29	23,477	27,480
Pool # 3040, 7.00%, due 02/01/31	13,113	15,375
Pool # 3188, 6.50%, due 01/01/32	29,099	32,757
Pool # 3239, 6.50%, due 05/01/32	49,920	56,195
Pool # 3333, 5.50%, due 01/01/33	122,804	133,050
Pool # 3403, 5.50%, due 06/01/33	68,333	74,035

Total Mortgage-Backed Securities (Cost $6,042,710)		6,585,757
SHORT-TERM INVESTMENTS (7.17%)
UNITED STATES GOVERNMENT AGENCIES (5.57%)
Federal Home Loan Bank, due 02/14/11	750,000	749,965
Federal Home Loan Mortgage Corp., due 02/24/11	700,000	699,960
Federal National Mortgage Assoc., due 03/07/11	750,000	749,918

Total United States Government Agencies (Cost $2,199,843)		2,199,843
	Shares
	Held	Value

MONEY MARKET MUTUAL FUND (1.60%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $631,158)	631,158	$631,158

Total Short Term Investments (Cost $2,831,001)		2,831,001

Total Investments (99.94%) (Cost $32,804,522)		39,437,973
OTHER ASSETS LESS LIABILITIES (0.06%)
Cash, receivables, prepaid expense and other assets, less liabilities		25,172

Total Net Assets (100.00%)		$39,463,145

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
January 31, 2011
(Unaudited)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (96.93%)
COMMERCIAL PAPER (13.90%)
NONDEPOSITORY INSTITUTIONS (9.73%)
Citigroup Inc., due 03/02/11	0.250%	$350,000	$349,930
General Electric Co., due 03/11/11	0.200	350,000	350,000

			699,930
PETROLEUM AND COAL PRODUCTS (4.17%)
Chevron Corp., due 03/11/11	0.170	300,000	300,000

Total Commercial Paper (Cost $999,930)			999,930

UNITED STATES GOVERNMENT AGENCIES (71.22%)
Federal Home Loan Bank, due 02/04/11	0.101	300,000	299,997
Federal Home Loan Bank, due 02/23/11	0.152	300,000	299,972
Federal Home Loan Bank, due 03/04/11	0.122	275,000	274,972
Federal Home Loan Bank, due 03/08/11	0.152	250,000	249,964
Federal Home Loan Bank, due 03/16/11	0.142	300,000	299,950
Federal Home Loan Bank, due 04/11/11	0.162	250,000	249,923
Federal Home Loan Bank, due 04/15/11	0.152	250,000	249,924
Federal Home Loan Mortgage Corp., due 02/01/11	0.132	326,000	326,000
Federal Home Loan Mortgage Corp., due 02/07/11	0.122	250,000	249,995
Federal Home Loan Mortgage Corp., due 02/24/11	0.122	300,000	299,977
Federal Home Loan Mortgage Corp., due 03/14/11	0.122	250,000	249,966
Federal Home Loan Mortgage Corp., due 03/28/11	0.127	300,000	299,943
Federal Home Loan Mortgage Corp., due 04/04/11	0.142	300,000	299,928
Federal National Mortgage Assoc., due 02/02/11	0.142	425,000	424,998
Federal National Mortgage Assoc., due 02/03/11	0.122	400,000	399,997
Federal National Mortgage Assoc., due 02/15/11	0.122	250,000	249,988
Federal National Mortgage Assoc., due 02/28/11	0.132	400,000	399,961

Total United States Government Agencies (Cost $5,125,455)			5,125,455

UNITED STATES TREASURY OBLIGATIONS (11.81%)
U.S. Treasury Bills, due 03/10/11	0.101	500,000	499,949
U.S. Treasury Bills, due 03/24/11	0.127	350,000	349,938

Total United States Treasury Obligations (Cost $849,887)			849,887

Total Short-Term Investments (Cost $6,975,272)			6,975,272

OTHER ASSETS LESS LIABILITIES (3.07%)
Cash, receivables, prepaid expense and other assets, less liabilities			220,770

Total Net Assets (100.00%)			$7,196,042

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
January 31, 2011
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (98.56%)
BUSINESS SERVICES (5.81%)
Microsoft Corp.	58,078	$1,610,213
Oracle Corp.	32,792	1,050,328

		2,660,541
CHEMICALS AND ALLIED PRODUCTS (16.73%)
Abbott Laboratories	15,633	705,986
Amgen Inc. (1)	11,272	620,862
Bristol-Myers Squibb Co.	24,299	611,849
Colgate-Palmolive Co.	4,380	336,253
Dow Chemical Co. (The)	6,653	236,048
E. I. du Pont de Nemours and Co.	9,953	504,418
Eli Lilly and Co.	11,462	398,534
Johnson & Johnson	27,191	1,625,206
Merck & Co., Inc.	19,480	646,152
Pfizer Inc.	26,585	484,379
Procter & Gamble Co. (The)	23,621	1,491,194

		7,660,881
COMMUNICATIONS (4.30%)
AT&T Inc.	24,336	669,727
Comcast Corp.-Class A	20,878	474,975
Verizon Communications Inc.	23,164	825,102

		1,969,804
DEPOSITORY INSTITUTIONS (5.95%)
Bank of America Corp.	28,262	388,037
Citigroup Inc. (1)	27,308	131,625
JPMorgan Chase & Co.	28,955	1,301,238
Wells Fargo & Co.	27,901	904,550

		2,725,450
EATING AND DRINKING PLACES (4.37%)
McDonald’s Corp.	27,182	2,002,498
ELECTRIC, GAS AND SANITARY SERVICES (2.51%)
Exelon Corp.	15,218	646,917
Southern Co. (The)	13,404	504,258

		1,151,175
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.08%)
Cisco Systems, Inc. (1)	35,837	757,953
General Electric Co.	51,694	1,041,117
Intel Corp.	36,186	776,552
Motorola Solutions, Inc. (1)	3,275	126,972
Motorola Mobility Holdings, Inc. (1)	2,866	79,865
Texas Instruments Inc.	13,518	458,395

		3,240,854
FOOD AND KINDRED PRODUCTS (5.18%)
Coca-Cola Co. (The)	19,684	1,237,139
Kraft Foods Inc.	16,974	518,895
PepsiCo, Inc.	9,602	617,505

		2,373,539
GENERAL MERCHANDISE STORES (4.14%)
Target Corp.	7,360	403,549
Wal-Mart Stores, Inc.	26,649	1,494,209

		1,897,758
INDUSTRIAL MACHINERY AND EQUIPMENT (12.89%)
3M Co.	10,955	963,164
Applied Materials, Inc.	15,140	237,547
Caterpillar Inc.	13,584	1,317,784
Dell Inc. (1)	20,103	264,555
EMC Corp. (1)	23,960	596,364
Hewlett-Packard Co.	22,743	1,039,128
International Business Machines Corp.	9,177	1,486,674

		5,905,216
LUMBER AND WOOD PRODUCTS (0.49%)
Weyerhaeuser Co.	9,653	223,756
MOTION PICTURES (2.60%)
Time Warner Inc.	9,642	303,241
Walt Disney Co. (The)	22,797	886,119

		1,189,360
NON-DEPOSITORY CREDIT INSTITUTIONS (3.19%)
American Express Co.	33,683	1,461,168
PETROLEUM AND COAL PRODUCTS (12.67%)
Chevron Corp.	24,393	2,315,627
Exxon Mobil Corp.	43,203	3,485,618

		5,801,245
PRIMARY METAL INDUSTRIES (0.69%)
Alcoa Inc.	19,124	316,885
SECURITY AND COMMODITY BROKERS (0.91%)
Ameriprise Financial, Inc.	6,733	415,089
TOBACCO PRODUCTS (2.66%)
Altria Group, Inc.	24,528	576,653
Philip Morris International Inc.	11,228	642,691

		1,219,344
TRANSPORTATION EQUIPMENT (6.39%)
Boeing Co. (The)	16,981	1,179,840
Honeywell International Inc.	12,347	691,555

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

United Technologies Corp.	13,010	$1,057,713

		2,929,108

Total Common Stocks (Cost $30,359,658)		45,143,671
SHORT-TERM INVESTMENTS (1.35%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $616,593)	616,593	616,593

Total Short-Term Investments (Cost $616,593)		616,593

Total Investments (99.91%) (Cost $30,976,251)		45,760,264
OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		40,414

Total Net Assets (100.00%)		$45,800,678

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2011
(Unaudited)

1.  Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006 sales of Class B shares were discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the sixth year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the period ended January 31, 2011, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend
	Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I

Value Growth	$55,488	$9,184	$2,082	$3,323	$3	$1,853
High Grade Bond	10,189	1,738	686	2,371	—	1,891
Strategic Yield	10,833	1,834	854	2,336	—	1,900
Managed	38,871	7,055	2,034	2,879	1	1,861
Money Market	1,667	880	6,852	1,512	—	3,657
Blue Chip	55,401	11,223	1,972	2,975	3	1,944

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable,

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (see Note 2). Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Recent Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, which amends FASB Accounting Standards

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

Codification Topic 820, Fair Value Measurements and Disclosures, and requires additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances, and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (July 31, 2008 through July 31, 2010).

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, as of January 31, 2011, the tax cost of investments of the Value Growth Portfolio differed by $245,493 from the cost for financial reporting purposes.

As of January 31, 2011, the approximate net capital loss carryovers were as follows:

	Portfolio
	Value	High	Strategic
Net Capital Loss Carryovers Expire In:	Growth	Grade	Yield	Managed

2011	$—	$—	$624,000	$—
2012	—	—	268,000	—
2017	3,126,000	—	14,000	229,000
2018	4,145,000	—	543,000	2,169,000
2019	491,000	19,000	—	—

	$7,762,000	$19,000	$1,449,000	$2,398,000

For the period ended January 31, 2011, the Strategic Yield, Managed and Blue Chip Portfolios utilized approximately $2,000, $10,000 and $382,000 of capital loss carryovers, respectively.

As of January 31, 2011, no Portfolios had post-October capital losses deferred to the first day of the next fiscal year.

The tax character of distributions for the periods indicated were as follows:

	Six Months Ended January 31, 2011		Year Ended July 31, 2010
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
Portfolio	Income	Gains	Income	Gains

Value Growth	$313,347	$—	$398,125	$—
High Grade Bond	272,379	1,598	534,189	11,176
Strategic Yield	309,340	—	605,195	—
Managed	148,347	—	551,951	—
Money Market	5,426	—	7,323	—
Blue Chip	721,312	436,696	696,453	—

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes (continued)

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of January 31, 2011, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were as follows:

	Portfolio
	Value	High	Strategic
	Growth	Grade	Yield	Managed	Blue Chip

Undistributed ordinary income	$119,995	$—	$3,272	$96,069	$306,197
Accumulated capital gains (losses)	(7,762,579)	(18,516)	(1,449,122)	(2,397,816)	59,031
Net unrealized appreciation (depreciation) of investments	6,971,598	541,486	467,508	6,628,341	14,784,013
Other timing differences	—	—	(3,272)	—	—

Total accumulated deficit ...	$(670,986)	$522,970	$(981,614)	$4,326,594	$15,149,241

The primary differences between book-basis and tax-basis accumulated capital losses and net unrealized appreciation of investments in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. The Strategic Yield Portfolio held a trust-preferred security which accrues income for tax purposes and not financial reporting purposes.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSC (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSC are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the period ended January 31, 2011, EquiTrust Marketing retained $51,850 in sales charges from the sales of Class A shares and $3,389 in CDSC from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares roll from Class B to Class A proportionate amounts of net investment income are moved from Class B to Class A. During the period ended January 31, 2011, expense reimbursements moved from Class B to Class A in the Value Growth, High Grade Bond, Strategic Yield,

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

3.  Management Contract and Transactions with Affiliates (continued)

Managed, Money Market and Blue Chip Portfolios in the amount of $1,367, $217, $416, $1,291, $222 and $986, respectively.

During the period ended January 31, 2011, EquiTrust Investment voluntarily waived various Portfolio and class level expenses in the Money Market Portfolio Class A, B and I shares. These voluntary waivers may be revoked at any time. For the period ended January 31, 2011, the voluntary waiver amounts were as follows:

	Money Market Portfolio
Fees	Class A	Class B	Class I

Investment advisory and management fees	$946	$159	$8,487
Transfer and dividend disbursing agent fees	1,667	880	6,852
Distribution fees	975	—	—
Administrative service fees	946	159	—
Accounting fees	189	32	1,697
Custodian fees	452	43	3,767
Registration fees	1,512	—	3,657
Miscellaneous	—	—	7,631

Total	$6,687	$1,273	$32,091

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. As of January 31, 2011, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I

Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 111,888 shares of Value Growth Portfolio (Class I) as of January 31, 2011.

4.  Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

4.  Fair Value (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011:

	Investments in Securities
	Value	High Grade	Strategic		Money
	Growth	Bond	Yield	Managed	Market	Blue Chip
Valuation Inputs	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Level 1 — Quoted Prices:
Common stocks*	$61,810,463	$—	$—	$30,021,215	$—	$45,143,671
Preferred stocks*	—	—	202,160	—	—	—
Money market mutual fund	804,305	406,754	431,220	631,158	—	616,593
Level 2 — Other Significant
Observable Inputs:
Debt securities issued by US government agencies*	—	1,149,882	1,099,880	2,199,843	5,975,342	—
Corporate debt securities*	—	8,813,942	10,650,194	—	999,930	—
Residential mortgage-backed securities*	—	4,974,042	375,036	6,585,757	—	—
Commercial mortgage-backed securities*	—	505,616	—	—	—	—
Level 3 — Significant
Unobservable Inputs	—	—	—	—	—	—

Total	$62,614,768	$15,850,236	$12,758,490	$39,437,973	$6,975,272	$45,760,264

*	For further breakdown of securities by industry type, please refer to the Schedule of Investments.

5.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

6.  Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Six Months Ended January 31, 2011:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	45,982	33,551	10,554	26,462	109,368	11,887
Class B	984	2,962	254	1,958	59,583	148
Class I	58,146	94,647	88,851	56,537	1,375,666	29,240
Shares converted from Class B to Class A:
Class A	79,894	13,634	23,261	43,948	78,526	27,831
Class B	(80,118)	(13,646)	(23,261)	(44,029)	(78,526)	(27,941)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	14,093	10,896	13,396	6,489	461	18,543
Class B	—	396	946	226	124	1,301
Class I	7,019	13,098	14,115	3,664	3,019	9,673
Shares redeemed:
Class A	(171,723)	(40,945)	(50,553)	(118,190)	(474,880)	(54,090)
Class B	(8,385)	(2,480)	(1,883)	(11,033)	(51,182)	(5,791)
Class I	(40,544)	(148,837)	(51,195)	(44,360)	(1,907,110)	(30,732)

Net Increase (Decrease) .	(94,652)	(36,724)	24,485	(78,328)	(884,951)	(19,931)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

Six Months Ended January 31, 2011:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$654,645	$359,845	$99,023	$380,832	$109,368	$458,095
Class B	13,835	32,186	2,404	28,970	59,583	5,807
Class I	828,318	1,024,206	835,390	817,361	1,375,666	1,129,584
Value of shares converted from
Class B to Class A:
Class A	1,230,948	139,115	247,018	592,046	78,526	632,166
Class B	(1,230,948)	(139,115)	(247,018)	(592,046)	(78,526)	(632,166)
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	206,037	117,568	126,518	91,056	461	723,197
Class B	—	4,267	8,930	3,166	124	50,605
Class I	103,960	141,484	133,199	51,733	3,019	380,726
Value redeemed:
Class A	(2,363,465)	(438,392)	(475,759)	(1,667,870)	(474,880)	(2,037,621)
Class B	(110,312)	(26,743)	(17,771)	(153,113)	(51,182)	(214,727)
Class I	(560,801)	(1,596,400)	(480,910)	(623,073)	(1,907,110)	(1,180,313)

Net Increase (Decrease).	$(1,227,783)	$(381,979)	$231,024	$(1,070,938)	$(884,951)	$(684,647)

Year Ended July 31, 2010:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	81,833	57,967	26,268	52,847	1,298,550	28,303
Class B	1,561	1,910	1,906	3,023	92,877	353
Class I	103,047	361,011	146,012	98,058	3,529,375	51,456
Shares issued in connection with acquisition of EquiTrust Money Market Fund, Inc. (Note 8):
Class I	—	—	—	—	4,048,593	—
Shares converted from Class B to Class A:
Class A	143,801	39,217	37,586	92,433	73,139	58,867
Class B	(144,048)	(39,231)	(37,592)	(92,564)	(73,139)	(59,047)
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	20,834	22,941	28,677	25,843	684	11,112
Class B	832	1,643	3,088	1,757	171	1,404
Class I	8,510	25,283	26,240	13,448	3,984	6,446
Shares redeemed:
Class A	(384,229)	(87,368)	(110,502)	(201,681)	(1,048,122)	(100,067)
Class B	(25,652)	(36,714)	(8,681)	(31,847)	(23,390)	(16,819)
Class I	(113,390)	(233,321)	(79,924)	(120,214)	(3,594,151)	(46,673)

Net Increase (Decrease) ......	(306,901)	113,338	33,078	(158,897)	4,308,571	(64,665)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

Year Ended July 31, 2010:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$1,051,651	$609,586	$235,347	$702,159	$1,298,550	$1,021,485
Class B	20,458	20,149	17,570	41,861	92,877	12,859
Class I	1,339,685	3,749,952	1,302,504	1,317,933	3,529,375	1,873,024
Value of shares converted from
Class B to Class A:
Class A	2,192,906	398,811	398,867	1,243,742	73,139	1,423,040
Class B	(2,192,906)	(398,811)	(398,867)	(1,243,742)	(73,139)	(1,423,040)
Shares issued in connection with acquisition of EquiTrust Money Market Fund, Inc.:
Class I*	—	—	—	—	4,048,593	—
Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	271,264	239,328	258,457	340,413	684	406,375
Class B	10,825	17,040	27,719	23,057	171	51,291
Class I	112,076	264,102	236,797	178,394	3,984	237,474
Value redeemed:
Class A	(4,923,512)	(900,291)	(994,902)	(2,695,644)	(1,048,122)	(3,607,971)
Class B	(328,664)	(372,897)	(76,345)	(418,854)	(23,390)	(607,191)
Class I	(1,461,221)	(2,414,099)	(726,003)	(1,606,016)	(3,594,151)	(1,688,304)

Net Increase (Decrease) ....	$(3,907,438)	$1,212,870	$281,144	$(2,116,697)	$4,308,571	$(2,300,958)

*	On August 28, 2009, shareholders of EquiTrust Series Fund, Inc. — Money Market Portfolio Class I acquired all of the net assets of EquiTrust Money Market Fund, Inc.

7.  Investment Transactions

For the period ended January 31, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales

Value Growth	$642,966	$—
High Grade Bond	1,021,926	6
Strategic Yield	—	60,997
Managed	3,918	102
Blue Chip	88,649	1,203,702

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

7.  Investment Transactions (continued)

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of January 31, 2011, by Portfolio, was composed of the following:

	Tax Cost of			Net Unrealized
	Investments	Gross Unrealized		Appreciation (Depreciation)
Portfolio	in Securities	Appreciation	Depreciation	of Investments

Value Growth	$55,643,170	$11,830,772	$4,859,174	$6,971,598
High Grade Bond	15,308,750	932,107	390,621	541,486
Strategic Yield	12,290,982	671,441	203,933	467,508
Managed	39,443,083	8,821,967	2,193,626	6,628,341
Blue Chip	30,976,251	19,355,835	4,571,822	14,784,013

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.  Subsequent Events

The fund is not aware of any other transactions or events, which occurred after the balance sheet date and before the financial statements were issued, which would require recognition or disclosure.

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
Period ended January 31, 2011 (Unaudited) and
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Income from Investment Operations				Less Distributions
				Net Realized
		Net		and
	Net Asset	Invest-		Unrealized	Total	Dividends	Distributions
	Value at	ment		Gain	from	from Net	from
	Beginning	Income		(Loss) on	Investment	Investment	Capital	Total
	of Period	(Loss)		Investment	Operations	Income	Gains	Distributions

Value Growth Portfolio
Class A:
2011	$12.69	$0.03	(2)	$2.15	$2.18	$(0.06)	$—	$(0.06)
2010	11.48	0.05	(2)	1.24	1.29	(0.08)	—	(0.08)
2009	14.08	0.11		(2.59)	(2.48)	(0.12)	—	(0.12)
2008	15.86	0.12		(1.39)	(1.27)	(0.26)	(0.25)	(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006 (3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2011	$12.64	$(0.01	)(2)	$2.15	$2.14	$—	$—	$—
2010	11.46	(0.02	)(2)	1.23	1.21	(0.03)	—	(0.03)
2009	14.04	0.06		(2.58)	(2.52)	(0.06)	—	(0.06)
2008	15.79	0.05		(1.38)	(1.33)	(0.17)	(0.25)	(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
Class I:
2011	$12.88	$0.08		$2.19	$2.27	$(0.14)	$—	$(0.14)
2010	11.64	0.14		1.25	1.39	(0.15)	—	(0.15)
2009	14.28	0.18		(2.62)	(2.44)	(0.20)	—	(0.20)
2008	16.05	0.21		(1.39)	(1.18)	(0.34)	(0.25)	(0.59)
2007	14.17	0.29		1.76	2.05	(0.17)	—	(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
High Grade Bond Portfolio
Class A:
2011	$10.79	$0.16	(2)	$(0.14)	$0.02	$(0.16)	$—	$(0.16)
2010	9.99	0.35	(2)	0.80	1.15	(0.34)	(0.01)	(0.35)
2009	9.92	0.41		0.17	0.58	(0.41)	(0.10)	(0.51)
2008	10.26	0.43		(0.34)	0.09	(0.43)	—	(0.43)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006 (3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2011	$10.78	$0.12	(2)	$(0.14)	$(0.02)	$(0.12)	$—	$(0.12)
2010	9.98	0.29	(2)	0.81	1.10	(0.29)	(0.01)	(0.30)
2009	9.92	0.38		0.16	0.54	(0.38)	(0.10)	(0.48)
2008	10.25	0.39		(0.33)	0.06	(0.39)	—	(0.39)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
Class I:
2011	$10.80	$0.20		$(0.14)	$0.06	$(0.20)	$—	$(0.20)
2010	9.99	0.42		0.82	1.24	(0.42)	(0.01)	(0.43)
2009	9.93	0.48		0.16	0.64	(0.48)	(0.10)	(0.58)
2008	10.26	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2007	10.20	0.54		0.06	0.60	(0.54)	—	(0.54)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income (Loss)	Portfolio
End	on Net Asset	End of period	to Average	to Average	to Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$14.81	17.21%	$49,058	1.45%	1.45%	0.44%	0%
12.69	11.22%	42,434	1.45%	1.45%	0.39%	15%
11.48	(17.51)%	39,971	1.52%	1.52%	0.95%	29%
14.08	(8.31)%	49,171	1.40%	1.40%	0.69%	19%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$14.78	16.93%	$2,053	2.40%	2.00%	(0.13)%	0%
12.64	10.57%	2,863	2.05%	2.00%	(0.16)%	15%
11.46	(17.88)%	4,513	1.96%	1.96%	0.51%	29%
14.04	(8.67)%	7,826	1.78%	1.77%	0.31%	19%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%

$15.01	17.64%	$11,508	0.77%	0.77%	1.11%	0%
12.88	11.94%	9,560	0.77%	0.77%	1.07%	15%
11.64	(16.92)%	8,660	0.77%	0.77%	1.70%	29%
14.28	(7.65)%	9,948	0.73%	0.73%	1.36%	19%
16.05	14.49%	10,722	0.77%	0.77%	1.98%	29%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%

$10.65	0.18%	$8,614	1.46%	1.45%	2.94%	5%
10.79	11.69%	8,539	1.51%	1.51%	3.32%	16%
9.99	6.21%	7,576	1.50%	1.50%	4.22%	25%
9.92	0.82%	7,148	1.51%	1.51%	4.16%	18%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$10.64	(0.20)%	$278	2.64%	2.24%	2.15%	5%
10.78	11.14%	419	2.24%	2.00%	2.82%	16%
9.98	5.76%	1,110	1.81%	1.81%	3.91%	25%
9.92	0.53%	1,634	1.85%	1.85%	3.83%	18%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%

$10.66	0.52%	$7,060	0.73%	0.73%	3.65%	5%
10.80	12.61%	7,592	0.73%	0.73%	4.08%	16%
9.99	6.90%	5,497	0.74%	0.74%	4.98%	25%
9.93	1.73%	5,522	0.68%	0.68%	4.98%	18%
10.26	5.96%	4,573	0.74%	0.74%	5.23%	8%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Period ended January 31, 2011 (Unaudited) and
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Income from Investment Operations				Less Distributions
				Net Realized
		Net		and
	Net Asset	Invest-		Unrealized	Total	Dividends	Distributions
	Value at	ment		Gain	from	from Net	from
	Beginning	Income		(Loss) on	Investment	Investment	Capital	Total
	of Period	(Loss)		Investment	Operations	Income	Gains	Distributions

Strategic Yield Portfolio
Class A:
2011	$9.36	$0.21	(2)	$0.07	$0.28	$(0.21)	$—	$(0.21)
2010	8.33	0.42	(2)	1.03	1.45	(0.42)	—	(0.42)
2009	8.83	0.47	(2)	(0.50)	(0.03)	(0.47)	—	(0.47)
2008	9.58	0.50	(2)	(0.75)	(0.25)	(0.50)	—	(0.50)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006 (3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2011	$9.36	$0.19	(2)	$0.07	$0.26	$(0.19)	$—	$(0.19)
2010	8.33	0.39	(2)	1.03	1.42	(0.39)	—	(0.39)
2009	8.83	0.45	(2)	(0.50)	(0.05)	(0.45)	—	(0.45)
2008	9.58	0.47	(2)	(0.75)	(0.28)	(0.47)	—	(0.47)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
Class I:
2011	$9.35	$0.25		$0.07	$0.32	$(0.25)	$—	$(0.25)
2010	8.33	0.49		1.02	1.51	(0.49)	—	(0.49)
2009	8.83	0.54		(0.50)	0.04	(0.54)	—	(0.54)
2008	9.58	0.58		(0.75)	(0.17)	(0.58)	—	(0.58)
2007	9.52	0.62		0.06	0.68	(0.62)	—	(0.62)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)
Managed Portfolio
Class A:
2011	$13.46	$0.07	(2)	$1.47	$1.54	$(0.05)	$—	$(0.05)
2010	12.24	0.18	(2)	1.22	1.40	(0.18)	—	(0.18)
2009	13.99	0.20	(2)	(1.75)	(1.55)	(0.20)	—	(0.20)
2008	15.48	0.24		(0.83)	(0.59)	(0.24)	(0.66)	(0.90)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006 (3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2011	$13.45	$0.03	(2)	$1.47	$1.50	$(0.03)	$—	$(0.03)
2010	12.22	0.13	(2)	1.23	1.36	(0.13)	—	(0.13)
2009	13.98	0.16	(2)	(1.75)	(1.59)	(0.17)	—	(0.17)
2008	15.46	0.18		(0.82)	(0.64)	(0.18)	(0.66)	(0.84)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
Class I:
2011	$13.54	$0.12		$1.48	$1.60	$(0.08)	$—	$(0.08)
2010	12.31	0.27		1.24	1.51	(0.28)	—	(0.28)
2009	14.07	0.29		(1.75)	(1.46)	(0.30)	—	(0.30)
2008	15.56	0.35		(0.83)	(0.48)	(0.35)	(0.66)	(1.01)
2007	15.71	0.50		1.12	1.62	(0.47)	(1.30)	(1.77)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income (Loss)	Portfolio
End	on Net Asset	End of period	to Average	to Average	to Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$9.43	3.04%	$6,389	1.77%	1.75%	4.43%	0%
9.36	17.69%	6,373	1.76%	1.75%	4.65%	19%
8.33	0.19%	5,822	1.80%	1.75%	6.00%	12%
8.83	(2.68)%	6,061	1.72%	1.71%	5.41%	9%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$9.43	2.78%	$312	2.79%	2.23%	3.95%	0%
9.36	17.37%	534	2.37%	2.00%	4.39%	19%
8.33	(0.05)%	819	2.20%	2.00%	5.75%	12%
8.83	(2.99)%	1,173	2.13%	2.00%	5.11%	9%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%

$9.42	3.46%	$6,241	0.94%	0.94%	5.24%	0%
9.35	18.52%	5,710	0.92%	0.92%	5.47%	19%
8.33	1.00%	4,313	0.95%	0.95%	6.80%	12%
8.83	(1.90)%	4,288	0.90%	0.90%	6.23%	9%
9.58	7.25%	4,754	0.94%	0.94%	6.48%	18%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%

$14.95	11.46%	$28,219	1.62%	1.61%	0.97%	0%
13.46	11.48%	25,965	1.62%	1.61%	1.12%	10%
12.24	(10.98)%	23,977	1.67%	1.66%	1.71%	9%
13.99	(4.13)%	27,538	1.58%	1.58%	1.57%	18%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$14.92	11.14%	$1,289	2.70%	2.10%	0.49%	0%
13.45	11.13%	1,872	2.24%	2.00%	0.73%	10%
12.22	(11.33)%	3,164	2.16%	2.00%	1.36%	9%
13.98	(4.48)%	5,214	1.96%	1.96%	1.19%	18%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%

$15.06	11.87%	$9,956	0.90%	0.90%	1.68%	0%
13.54	12.29%	8,738	0.89%	0.89%	1.84%	10%
12.31	(10.28)%	8,051	0.88%	0.88%	2.49%	9%
14.07	(3.41)%	8,896	0.85%	0.85%	2.30%	18%
15.56	10.64%	9,269	0.86%	0.86%	3.12%	17%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Period ended January 31, 2011 (Unaudited) and
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Income from Investment Operations				Less Distributions
				Net Realized
		Net		and
	Net Asset	Invest-		Unrealized	Total	Dividends	Distributions
	Value at	ment		Gain	from	from Net	from
	Beginning	Income		(Loss) on	Investment	Investment	Capital	Total
	of Period	(Loss)		Investment	Operations	Income	Gains	Distributions

Money Market Portfolio
Class A:
2011	$1.00	$—	(2)	$—	$—	$—	$—	$—
2010	1.00	—	(2)	—	—	—	—	—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2011	$1.00	$—	(2)	$—	$—	$—	$—	$—
2010	1.00	—	(2)	—	—	—	—	—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class I:
2011	$1.00	$—	(2)	$—	$—	$—	$—	$—
2010	1.00	—	(2)	—	—	—	—	—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
Blue Chip Portfolio
Class A:
2011	$36.17	$0.26	(2)	$4.38	$4.64	$(0.58)	$(0.39)	$(0.97)
2010	32.63	0.58		3.49	4.07	(0.53)	—	(0.53)
2009	40.25	0.56		(7.57)	(7.01)	(0.43)	(0.18)	(0.61)
2008	47.79	0.60		(6.15)	(5.55)	(0.47)	(1.52)	(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2011	$36.00	$0.11	(2)	$4.36	$4.47	$(0.38)	$(0.39)	$(0.77)
2010	32.55	0.39		3.46	3.85	(0.40)	—	(0.40)
2009	40.17	0.45		(7.56)	(7.11)	(0.33)	(0.18)	(0.51)
2008	47.73	0.46		(6.14)	(5.68)	(0.36)	(1.52)	(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
Class I:
2011	$36.60	$0.40		$4.47	$4.87	$(0.85)	$(0.39)	$(1.24)
2010	32.98	0.83		3.58	4.41	(0.79)	—	(0.79)
2009	40.61	0.79		(7.58)	(6.79)	(0.66)	(0.18)	(0.84)
2008	48.14	0.98		(6.20)	(5.22)	(0.79)	(1.52)	(2.31)
2007	41.78	0.83		6.31	7.14	(0.78)	—	(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)

		Ratios/Supplemental Data
					Ratio of Net
	Total				Investment
Net Asset	Investment		Ratio of	Ratio of	Income
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	(Loss)	Portfolio
End	on Net Asset	End of period	to Average	to Average	to Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$1.00	0.07%	$648	2.05%	0.00%	0.14%	0%
1.00	0.11%	934	2.10%	0.00%	0.11%	0%
1.00	0.24%	610	2.04%	0.71%	0.25%	0%
1.00	1.84%	705	1.99%	1.75%	1.77%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	0.07%	$109	2.86%	0.00%	0.14%	0%
1.00	0.11%	179	2.99%	0.00%	0.11%	0%
1.00	0.26%	182	2.64%	0.58%	0.26%	0%
1.00	1.72%	289	2.60%	1.84%	1.55%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%

$1.00	0.07%	$6,439	0.95%	0.00%	0.14%	0%
1.00	0.10%	6,968	0.94%	0.01%	0.10%	0%
1.00	0.47%	2,980	0.95%	0.43%	0.45%	0%
1.00	2.63%	2,850	0.98%	0.98%	2.58%	0%
1.00	4.34%	2,496	0.96%	0.96%	4.25%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%

$39.84	12.83%	$31,007	1.35%	1.34%	1.19%	0%
36.17	12.46%	27,994	1.34%	1.34%	1.50%	0%
32.63	(17.33)%	25,315	1.42%	1.42%	1.71%	0%
40.25	(12.20)%	30,247	1.29%	1.29%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$39.70	12.40%	$1,937	2.40%	2.15%	0.39%	0%
36.00	11.82%	2,918	1.89%	1.89%	0.95%	0%
32.55	(17.63)%	5,051	1.76%	1.76%	1.37%	0%
40.17	(12.46)%	8,737	1.57%	1.57%	0.97%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%

$40.23	13.28%	$12,858	0.52%	0.52%	2.01%	0%
36.60	13.34%	11,398	0.51%	0.51%	2.34%	0%
32.98	(16.59)%	9,899	0.52%	0.52%	2.60%	0%
40.61	(11.51)%	11,311	0.47%	0.47%	2.08%	1%
48.14	17.18%	13,605	0.48%	0.47%	1.82%	1%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed

Value Growth Portfolio
Class A	2011	$0.03	$1,366
	2010	0.05	729
Class B	2011	$(0.04)	$3,747
	2010	(0.03)	1,562
High Grade Bond Portfolio
Class A	2011	$0.16	$217
	2010	0.35	511
Class B	2011	$0.10	$584
	2010	0.27	929
Strategic Yield Portfolio
Class A	2011	$0.21	$416
	2010	0.42	738
	2009	0.47	2,289
	2008	0.50	365
	2007	0.54	392
	2006	0.33	94
Class B	2011	$0.16	$881
	2010	0.36	1,850
	2009	0.44	1,537
	2008	0.46	1,647
	2007	0.50	2,997
	2006	0.45	4,291
Managed Portfolio
Class A	2011	$0.07	$1,291
	2010	0.18	1,937
	2009	0.20	1,245
	2007	0.39	532
	2006	0.19	188
Class B	2011	$(0.01)	$3,823
	2010	0.09	4,643
	2009	0.14	4,880
	2007	0.31	1,225
	2006	0.17	8,503
Money Market Portfolio
Class A	2011	$(0.01)	$7,741
	2010	(0.01)	14,460
	2009	(0.02)	10,739
	2008	0.02	1,599
	2007	0.03	3,944
	2006	0.02	140

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed

Class B	2011	$(0.02)	$1,798
	2010	(0.02)	3,911
	2009	(0.02)	3,504
	2008	0.01	1,852
	2007	0.02	1,994
	2006	0.02	1,041
Class I	2011	$—	$32,091
	2010	(0.01)	61,280
	2009	—	15,249
Blue Chip Portfolio
Class A	2011	$0.26	$986
Class B	2011	0.06	2,404

(3) Class A financial highlights are for the period December 1, 2005 to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

(4) Computed on an annualized basis, unless otherwise indicated.

EQUITRUST SERIES FUND, INC.
TAX INFORMATION (Unaudited)

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

     Ordinary Income Dividends:

	High Grade Bond Portfolio			Strategic Yield Portfolio			Money Market Portfolio
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I

August 31, 2010	$0.0276	$0.0168	$0.0342	$0.0390	$0.0340	$0.0454	$0.0001	$0.0001	$0.0001
September 30, 2010	0.0262	0.0184	0.0323	0.0350	0.0315	0.0411	0.0001	0.0001	0.0001
October 29, 2010	0.0234	0.0172	0.0294	0.0322	0.0289	0.0382	0.0001	0.0001	0.0001
November 30, 2010	0.0275	0.0218	0.0341	0.0399	0.0363	0.0466	0.0001	0.0001	0.0001
December 31, 2010	0.0262	0.0209	0.0325	0.0340	0.0305	0.0404	0.0001	0.0001	0.0001
January 31, 2011	0.0281	0.0234	0.0334	0.0327	0.0281	0.0392	0.0001	0.0001	0.0001

Total Dividends per Share	$0.1590	$0.1185	$0.1959	$0.2128	$0.1893	$0.2509	$0.0006	$0.0006	$0.0006

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2011, for the following Portfolios:

     Ordinary Income Dividends:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

Managed	09/29/10	09/29/10	09/30/10	$0.0376	$0.0196	$0.0623
Value Growth	12/29/10	12/29/10	12/30/10	0.0639	—	0.1414
Managed	12/29/10	12/29/10	12/30/10	0.0116	0.0066	0.0194
Blue Chip	12/29/10	12/29/10	12/30/10	0.5838	0.3751	0.8521

     Long-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

High Grade Bond	12/29/10	12/29/10	12/30/10	$0.0011	$0.0011	$0.0011
Blue Chip	12/29/10	12/29/10	12/30/10	0.3905	0.3905	0.3905

Federal Income Taxes

For the period ended January 31, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to 100% of these dividends as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with the completion and mailing of the Fund’s Form 1099-DIV which is sent to Fund shareholders.

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

On November 18, 2010 the Board of Directors, including a majority of the directors who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent directors”), approved for continuance the Investment Advisory and Management Services Agreement dated November 11, 1987 between the Blue Chip Portfolio of EquiTrust Series Fund, Inc. (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”), and the Agreement as amended and restated June 25, 2003 and July 3, 2003 between all Portfolios of the Fund except the Blue Chip Portfolio and the Adviser (collectively the “Agreement”).

The Board of Directors, including a majority of the independent directors, determined that approval of the Agreement was in the best interests of the Fund. The independent directors were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders invested in the Portfolios are aware of the Adviser’s history as manager of the Portfolios and the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser.

The Board reviewed and discussed summaries and reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time, relative to its benchmark and/or to a peer group of funds pursuing broadly similar strategies. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good relative to its benchmark and/or the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. The Board reviewed the amounts paid to the Adviser for advisory services. The Board also reviewed each Portfolio’s management fee and/or expense ratios with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser, including for each Portfolio a comparison to the Portfolio of other EquiTrust funds with similar investment objectives and management styles. The Board also reviewed a report management uses to review and evaluate expenses. This information showed that the advisory fee of each Class A and Institutional Class Share Portfolios was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the total expense ratios (net of expenses reimbursement, where applicable) of Class A Shares of the Money Market Portfolio, Class B Shares of the Value Growth, Blue Chip and Money Market Portfolios and Institutional Class Shares of the Value Growth, Blue Chip and Money Market Portfolios were below average compared to similar mutual funds, and that the total expense ratios (net of expense reimbursement, where applicable) of Class A Shares of the Value Growth, Managed, Blue Chip, High Grade Bond and Strategic Yield Portfolios, all Class B Shares Portfolios except the Value Growth, Blue Chip and Money Market Portfolios and the Institutional Class shares of the Managed, High Grade Bond and Strategic Yield Portfolios were higher than average. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different from the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces from those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds. The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of times. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period or lesser period where applicable. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability for each Portfolio was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the High Grade Bond, Strategic Yield, Managed and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded, with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for the Portfolios with certain broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determination that (1) the level and amount of such commissions were reasonable in relation to the value and type of research received, (2) the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities and, in turn, the Portfolios, (3) the research is eligible research under the SEC’s guidelines, and some of the research may not be available for purchase with hard dollars, and (4) the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Directors, including the independent directors, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting:

The Fund has delegated the authority to vote proxies related to the its Portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc.. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2010 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of Portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.
Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.
Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.
Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedules of Investments.
(a) See Item 1.
(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.
By:	/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title: Date:	Chief Executive Officer 4/5/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title: Date:	Chief Executive Officer 4/5/2011

By:	/s/ James P. Brannen
	Name:	James P. Brannen
	Title: Date:	Chief Financial Officer 4/5/2011